REDEEMABLE NON-CONTROLLING INTERESTS (Details) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
		Feb. 28, 2018 shares	Jul. 31, 2014 CNY (¥) shares	Jul. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares		16,560,000
Value of shares issued					¥ 663,235,987
Change in the carrying amount of redeemable non-controlling interests
Disposition of Jinko Power							¥ (37,034,553)
Redeemable Convertible Preferred Stock [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Stock Repurchased During Period, Value | $						$ 225
Series A Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			25,532	25,532
Series A-1 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			26,809	26,809
Series A-2 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			5,106	5,106
JinkoSolar Power [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Shares issue price per share | $ / shares				$ 3,917
Value of shares issued | $				$ 225
Ownership percentage by noncontrolling owner				45.00%
Ownership percentage by the Company				55.00%
Stock Repurchased During Period, Value			¥ 1,385,000,000
Change in the carrying amount of redeemable non-controlling interests
Beginning Balance							1,607,925,732
Accretion to redemption value of redeemable non-controlling interests							159,477,930
Disposition of Jinko Power							(1,767,403,662)
Ending Balance							¥ 0
Wide Wealth Group Holding Limited [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Ownership percentage by the Company	[1]				100.00%	100.00%
Equity Method Investment, Ownership Percentage					45.00%	45.00%
Jiangxi Jinko [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Ownership percentage by noncontrolling owner					45.00%	45.00%

[1]	In the fourth quarter of 2016, Wide Wealth Hong Kong disposed of all of the 55% equity interest indirectly held by the Company in Jiangxi JinkoSolar Engineering Co., Ltd.. (“Jiangxi Jinko Engineering” or “Jinko Power Group” or “Jinko Power”) to Shangrao Kangsheng Technology Co., Ltd., a company incorporated with limited liability under the laws of the People’s Republic of China, formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company for a total consideration of US$250.0 million. In conjunction, JinkoSolar Power repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 9) with considerations of US$225.0 million from the preferred shareholders, while Wide Wealth Hong Kong agreed to transfer the 45% equity interest of Jinko Power Group to related entities of the preferred shareholders with a total consideration of US$225.0 million. These two transactions were net-settled as agreed with JinkoSolar Power, Wide Wealth Hong Kong and the preferred shareholders.